UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
September 1, 2010 to September 30, 2010
Commission File Number of issuing entity: 333-141930-16
SLM STUDENT LOAN TRUST 2010-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-141930
SLM FUNDING LLC
(Exact name of depositor as specified in its charter)
SALLIE MAE, INC.
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	57-1176559 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)
c/o The Bank of New York Mellon Trust Company, National Association
10161 Centurion Parkway
Jacksonville, Florida
32256
(Zip Code)
(Address of principal executive offices
of issuing entity)
(703) 984-6419
(Telephone number including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                      No ☐

Item 1. Distribution and Pool Performance Information.
On October 25, 2010, SLM Student Loan Trust 2010-1 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period September 1, 2010 to September 30, 2010 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.salliemae.com/about/investors/debtasset/slmsltrusts/.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings. None.
Item 3. Sales of Securities and Use of Proceeds. None.
Item 4. Defaults Upon Senior Securities. None.
Item 5. Submission of Matters to a Vote of Security Holders. None.
Item 6. Significant Obligors of Pool Assets. No updates to report.
Item 7. Significant Enhancement Provider Information. None.
Item 8. Other Information.
Item 9. Exhibits.
(a)	99.1 Monthly Distribution Report for SLM Student Loan Trust 2010-1 in relation to the distribution on October 25, 2010.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 4, 2010	SLM STUDENT LOAN TRUST 2010-1

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ MARK D. REIN

Name: Mark D. Rein
Title: Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Monthly Distribution Report for SLM Student Loan Trust 2010-1 in relation to the distribution on October 25, 2010.